Earnings per CPO/Share	12 Months Ended
Dec. 31, 2018
Earnings per CPO/Share
Earnings per CPO/Share

24.Earnings per CPO/Share

At December 31, 2018 and 2017, the weighted average of outstanding total shares, CPOs and Series “A”, Series “B”, Series “D” and Series “L” Shares (not in the form of CPO units), was as follows (in thousands):

	2018	2017
Total Shares	340,445,277	344,032,527
CPOs	2,433,270	2,466,848
Shares not in the form of CPO units:
Series “A” Shares	55,752,068	55,410,684
Series “B” Shares	187	187
Series “D” Shares	239	239
Series “L” Shares	239	239

Basic earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2018, 2017 and 2016, are presented as follows:

	2018				2017				2016
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	2.07	Ps.	0.02	Ps.	1.54	Ps.	0.01	Ps.	1.28	Ps.	0.01

(*) Series “A”, “B”, “D”  and  “L”  Shares not in the form of CPO units.

Diluted earnings per CPO and per Share attributable to stockholders of the Company calculated in connection with CPOs and shares in the LTRP, are as follows:

	2018	2017
Total Shares	358,998,776	362,373,163
CPOs	2,544,568	2,573,409
Shares not in the form of CPO units:
Series “A” Shares	58,926,613	58,926,613
Series “B” Shares	2,357,208	2,357,208
Series “D” Shares	239	239
Series “L” Shares	239	239

Diluted earnings per CPO and per each Series “A”, Series “B”, Series “D” and Series “L” Share (not in the form of a CPO unit) for the years ended December 31, 2018, 2017 and 2016, are presented as follows:

	2018				2017				2016
	Per		Per		Per		Per		Per		Per
	CPO		Share (*)		CPO		Share (*)		CPO		Share (*)
Net income attributable to stockholders of the Company	Ps.	1.96	Ps.	0.02	Ps.	1.46	Ps.	0.01	Ps.	1.20	Ps.	0.01

(*) Series “A”, “B”, “D” and “L”  Shares not in the form of CPO units.